Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Disclosure [Line Items]
Income tax benefit	$ 0	$ 0	$ 0
Net operating loss carryforwards, additional amount	16
Uncertain tax position	0
Gross deferred tax asset	30,357	24,006
Unrecognized tax benefits		0
Domestic Tax Authority [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	10,548
Net operating loss carryforwards begin to expire	2026
Research and development tax credit carryforwards	4,706
Research and development tax credit carryforwards begin to expire	2026
State and Local Jurisdiction [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	8,226
Net operating loss carryforwards begin to expire	2014
Research and development tax credit carryforwards	$ 1,322
Research and development tax credit carryforwards begin to expire	2021